UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    December 31, 2007
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Farley Capital L.P.
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Address:   780 Third Avenue, 31st Floor
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           New York, New York 10017
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  028-12507

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Stephen L. Farley
           --------------------------------------------------
Title:     General Partner
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Phone:     (212) 421-8741
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Signature, Place, and Date of Signing:

        /s/ Stephen L. Farley          New York, New York       02/14/08
       ------------------------   ------------------------ -----------------
              [Signature]                [City, State]           [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   1
                                               -------------

Form 13F Information Table Entry Total:             21
                                               -------------

Form 13F Information Table Value Total:          $721,755
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         No.   Form 13F File Number              Name

         1.    028-10425                         Stephen L. Farley


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                                                  FORM 13F INFORMATION TABLE

              COLUMN 1             COLUMN 2    COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6   COLUMN 7          COLUMN 8
----------------------------- ---------------  ---------  --------  ------------------ ----------  -------- -----------------------
                                                            VALUE     SHRS OR  SH/ PUT/ INVESTMENT   OTHER        VOTING AUTHORITY
    NAME OF ISSUER            TITLE OF CLASS     CUSIP    (x$1000)   PRN AMT  PRN CALL DISCRETION  MANAGERS   SOLE    SHARED   NONE
----------------------------- ---------------  ---------  --------  --------  --- ---- ----------  -------- ------- -------- ------

ARBITRON INC                  COM             03875Q108    14,674     353,000   SH       SOLE                353,000    0        0
BED BATH & BEYOND INC         COM             075896100       285       9,700   SH       SOLE                  9,700    0        0
BERKSHIRE HATHAWAY INC DEL    CL A            084670108       425           3   SH       SOLE                      3    0        0
BURLINGTON NORTHN SANTA FE C  COM             12189T104    18,810     226,000   SH       SOLE                226,000    0        0
CARMAX INC                    COM             143130102   108,949   5,516,424   SH       SOLE              5,516,424    0        0
CROWN CASTLE INTL CORP        COM             228227104    77,585   1,865,022   SH       SOLE              1,865,022    0        0
CSK AUTO CORP                 COM             125965103    11,005   2,196,700   SH       SOLE              2,196,700    0        0
ECHOSTAR COMMUNICATIONS NEW   CL A            278762109   134,310   3,560,716   SH       SOLE              3,560,716    0        0
FASTENAL CO                   COM             311900104       247       6,100   SH       SOLE                  6,100    0        0
FIRST AMERN CORP CALIF        COM             318522307     5,084     149,000   SH       SOLE                149,000    0        0
FOX CHASE BANCORP             COM             35137P106       171      15,000   SH       SOLE                 15,000    0        0
INTERNATIONAL SPEEDWAY CORP   CL A            460335201     1,385      33,643   SH       SOLE                 33,643    0        0
LAMAR ADVERTISING CO          CL A            512815101   151,050   3,142,286   SH       SOLE              3,142,286    0        0
LIBERTY MEDIA HLDG CORP       INT COM SER A   53071M104    36,508   1,913,440   SH       SOLE              1,913,440    0        0
MARTIN MARIETTA MATLS INC     COM             573284106   131,225     989,627   SH       SOLE                989,627    0        0
MOHAWK INDS INC               COM             608190104    23,323     313,482   SH       SOLE                313,482    0        0
MSC INDL DIRECT INC           CL A            553530106       445      11,000   SH       SOLE                 11,000    0        0
NORFOLK SOUTHERN CORP         COM             655844108     1,564      31,000   SH       SOLE                 31,000    0        0
ORITANI FINL CORP             COM             686323106       202      16,448   SH       SOLE                 16,448    0        0
OUTDOOR CHANNEL HLDGS INC     COM NEW         690027206     3,870     560,843   SH       SOLE                560,843    0        0
WALGREEN CO                   COM             931422109       638      16,750   SH       SOLE                 16,750    0        0

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